Financial instruments and financial risk management - Fx reserve (Details) € in Thousands	12 Months Ended
Jun. 30, 2026 EUR (€)
Financial instruments and financial risk management
OCI at beginning of period	€ (4,469)
OCI at end of period	4,590
OCI I (Cash flow hedge reserve)
Financial instruments and financial risk management
Additions	302
Reclassification	(302)
OCI II (Cost of hedging reserve)
Financial instruments and financial risk management
Additions	1,448
Reclassification	€ (1,448)